TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of tangible fixed assets
USDm	2018	2017	2016
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	1,726.6	1,697.4	1,567.5
Additions	162.7	103.1	40.8
Disposals	-30.2	-14.3	-16.3
Transferred to/from other items	81.8	-	105.4
Transferred to assets held-for-sale	-54.6	-59.6	-
Balance as of 31 December	1,886.3	1,726.6	1,697.4

Depreciation:
Balance as of 1 January	264.8	180.0	75.5
Disposals	-30.2	-14.3	-15.9
Depreciation for the year	113.4	113.6	120.4
Transferred to assets held-for-sale	-20.4	-14.5	-
Balance as of 31 December	327.6	264.8	180.0

Impairment:
Balance as of 1 January	167.3	173.6	-
Impairment losses on tangible fixed assets	3.2	3.6	173.6
Transferred to assets held-for-sale	-8.4	-9.9	-
Balance as of 31 December	162.1	167.3	173.6

Carrying amount as of 31 December	1,396.6	1,294.5	1,343.8

Of which finance leases as of 31 December	26.5	28.6	12.4
USDm	2018	2017	2016
Prepayments on vessels
Cost:
Balance as of 1 January	88.4	44.1	72.6
Additions	38.9	44.3	76.9
Transferred to/from other items	-81.8	-	-105.4
Balance as of 31 December	45.5	88.4	44.1

Carrying amount as of 31 December	45.5	88.4	44.1

USDm	2018	2017	2016
Other plant and operating equipment
Cost:
Balance as of 1 January	3.6	2.7	3.2
Additions	2.2	1.0	1.1
Disposals	-	-0.1	-1.6
Balance as of 31 December	5.8	3.6	2.7

Depreciation:
Balance as of 1 January	1.7	0.9	0.7
Disposals	-	-0.1	-1.6
Depreciations for the year	1.1	0.9	1.8
Balance as of 31 December	2.8	1.7	0.9

Carrying amount as of 31 December	3.0	1.9	1.8

Of which finance leases as of 31 December	-	-	-